Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.22%♦
Basic Industry — 7.84%
Arconic †	69,200	$ 1,179,168
Ashland	15,500	1,472,035
Avient	37,100	1,124,130
Berry Global Group †	58,400	2,717,352
HB Fuller	32,000	1,923,200
Huntsman	79,600	1,953,384
Louisiana-Pacific	71,900	3,680,561
Summit Materials Class A †	42,400	1,015,904
		15,065,734
Consumer Discretionary — 10.98%
Acushnet Holdings	33,700	1,465,613
Adient †	57,200	1,587,300
Barnes Group	48,400	1,397,792
Cable One	800	682,440
Choice Hotels International	11,600	1,270,432
Columbia Sportswear	22,400	1,507,520
Cracker Barrel Old Country Store	13,700	1,268,346
Group 1 Automotive	11,500	1,643,005
KB Home	48,500	1,257,120
Meritage Homes †	22,300	1,567,021
Nexstar Media Group	10,200	1,701,870
Steven Madden	41,700	1,112,139
Texas Roadhouse	20,150	1,758,289
UniFirst	12,000	2,018,760
Wolverine World Wide	55,213	849,728
		21,087,375
Consumer Staples — 1.97%
J & J Snack Foods	16,100	2,084,467
Performance Food Group †	39,816	1,710,097
		3,794,564
Energy — 6.59%
CNX Resources †	167,250	2,597,392
Delek US Holdings	44,300	1,202,302
Magnolia Oil & Gas Class A	135,100	2,676,331
Matador Resources	41,200	2,015,504
Murphy Oil	65,900	2,317,703
Patterson-UTI Energy	157,800	1,843,104
		12,652,336
Financial Services — 29.67%
American Equity Investment Life Holding	78,300	2,919,807
Bank of NT Butterfield & Son	41,000	1,330,860
East West Bancorp	83,700	5,619,618
Essent Group	42,400	1,478,488
First Financial Bancorp	94,500	1,992,060
First Interstate BancSystem Class A	52,885	2,133,910
FNB	305,100	3,539,160
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Hancock Whitney	97,250	$ 4,455,022
Hanover Insurance Group	21,400	2,742,196
Hope Bancorp	108,060	1,365,878
Kemper	23,400	965,484
Metropolitan Bank Holding †	18,498	1,190,531
Sandy Spring Bancorp	29,000	1,022,540
Selective Insurance Group	35,900	2,922,260
Stewart Information Services	30,200	1,317,928
Stifel Financial	78,250	4,061,958
Synovus Financial	72,400	2,715,724
Umpqua Holdings	191,000	3,264,190
Valley National Bancorp	272,700	2,945,160
Webster Financial	117,999	5,333,555
Western Alliance Bancorp	56,050	3,684,727
		57,001,056
Healthcare — 4.63%
Avanos Medical †	38,700	842,886
Integer Holdings †	25,900	1,611,757
Integra LifeSciences Holdings †	43,700	1,851,132
NuVasive †	28,700	1,257,347
Select Medical Holdings	41,400	914,940
Service Corp. International	25,050	1,446,387
Syneos Health †	20,500	966,575
		8,891,024
Industrials — 12.49%
Altra Industrial Motion	65,800	2,212,196
Atkore †	37,200	2,894,532
CACI International Class A †	7,600	1,984,056
H&E Equipment Services	31,200	884,208
ITT	39,800	2,600,532
KBR	43,332	1,872,809
MasTec †	57,190	3,631,565
Regal Rexnord	15,408	2,162,667
WESCO International †	34,200	4,082,796
Zurn Elkay Water Solutions	68,600	1,680,700
		24,006,061
Real Estate Investment Trusts — 7.69%
Brandywine Realty Trust	79,800	538,650
Independence Realty Trust	73,700	1,233,001
Kite Realty Group Trust	100,105	1,723,808
Life Storage	18,150	2,010,294
LXP Industrial Trust	155,000	1,419,800
National Health Investors	33,600	1,899,408
Outfront Media	111,500	1,693,685
RPT Realty	98,400	743,904
Spirit Realty Capital	60,700	2,194,912
Summit Hotel Properties	127,500	856,800
NQ-FL5 [9/22] 11/22 (2605016)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate Investment Trusts (continued)
Tricon Residential	52,683	$ 455,708
		14,769,970
Technology — 10.04%
Cirrus Logic †	25,900	1,781,920
Concentrix	10,800	1,205,604
Diodes †	25,200	1,635,732
Flex †	169,509	2,824,020
NCR †	40,788	775,380
NetScout Systems †	46,500	1,456,380
Power Integrations	24,100	1,550,112
TD SYNNEX	15,800	1,282,802
Tower Semiconductor †	51,400	2,258,516
TTM Technologies †	148,500	1,957,230
Viavi Solutions †	128,000	1,670,400
Vishay Intertechnology	50,200	893,058
		19,291,154
Transportation — 2.22%
Kirby †	24,400	1,482,788
Saia †	4,100	779,000
Werner Enterprises	53,500	2,011,600
		4,273,388
Utilities — 4.10%
ALLETE	29,300	1,466,465
Black Hills	40,390	2,735,615
OGE Energy	52,800	1,925,088
Southwest Gas Holdings	25,000	1,743,750
		7,870,918
Total Common Stocks (cost $176,740,372)		188,703,580

	Number of shares	Value (US $)

Short-Term Investments — 1.77%
Money Market Mutual Funds — 1.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	847,789	$ 847,788
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	847,789	847,789
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	847,790	847,790
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	847,790	847,790
Total Short-Term Investments (cost $3,391,157)		3,391,157

Total Value of Securities—99.99% (cost $180,131,529)		192,094,737
Receivables and Other Assets Net of Liabilities—0.01%		19,314
Net Assets Applicable to 7,136,881 Shares Outstanding—100.00%		$192,114,051
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.

2    NQ-FL5 [9/22] 11/22 (2605016)